Investments And Other Assets	12 Months Ended
Aug. 31, 2019
Disclosure of Investments and Other Assets [Abstract]
Investments And Other Assets

7. INVESTMENTS AND OTHER ASSETS
	2019	2018
	$	$
Publicly traded companies	-	615
Investments in private entities	37	45
	37	660

The Company has a portfolio of minor investments in various private entities. In the third quarter of fiscal 2019, the Company disposed of one of these investments with a book value of $10 for proceeds of $25.

Corus Entertainment Inc.

Corus is a leading media and content company that creates and delivers high quality brands and content across platforms for audiences around the world. Corus’ portfolio of multimedia offerings encompasses 35 specialty television services, 39 radio stations, 15 conventional television stations, a global content business, digital assets, live events, children’s book publishing, animation software, technology and media services. Corus is headquartered in Canada, and its stock is listed on the TSX under the symbol CJR.B.

In connection with the sale of the Media division to Corus in 2016, the Company received 71,364,853 Corus Class B non-voting participating shares (the “Corus B Consideration Shares”) representing approximately 37% of Corus’ total issued equity of Class A and Class B shares. Although the Class B Corus shares did not have voting rights, the Company was considered to have significant influence due to Board representation. The Company agreed to retain approximately one third of its Corus B Consideration Shares for 12 months post-closing, a second one third for 18 months post-closing, and the final one third for 24 months post-closing, until March 31, 2018.

On May 31, 2019, the Company sold all of its 80,630,383 Class B non-voting participating shares of Corus at a price of $6.80 per share. Proceeds, net of transaction costs were $526, which resulted in a loss of $109. The Company’s weighted average ownership of Corus for the nine months ended May 31, 2019 was 38% (2018 – 39%). For the year ended August 31, 2019, the Company received dividends of $10 (2018 - $92) from Corus. At August 31, 2019, the Company owned nil (2018 – 80,630,383) Corus Class B shares having a fair value of $nil (2018 - $298) and representing nil% (2018 – 38%) of the total issued equity of Corus.

Summary financial information for Corus through the disposal date is as follows:

	Nine months ended	Year ended
	May 31, 2019	August 31, 2018
Revenue	1,310	1,647
Net income (loss) attributable to:
Shareholders	133	(784)
Non-controlling interest	19	26
	152	(758)
Other comprehensive income, attributable to shareholders	(40)	25
Comprehensive income (loss)	112	(733)
Equity income from associates, excluding goodwill impairment	46	84
Impairment of investment in associate(1)	–	(284)
Equity income (loss) from associates(2)	46	(200)
Other comprehensive income from equity accounted associates(2)	(13)	10
	33	(190)
(1) The Company assessed its investment in Corus for indicators of impairment, which included a significant and sustained decrease in the share price as well as the recording by Corus of an impairment charge against their goodwill and broadcast license intangibles, and found that there was evidence that impairment had occurred. The Company compared the recoverable amount to the carrying value and determined that an impairment charge of $284 was required. The recoverable amount was determined based on the value in use of the investment.
(2) The Company’s share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the nine-month period ended May 31, 2019 and year ended August 31, 2018.

Carrying amount at August 31, 2018	615
Share of equity at disposition date	46
Share of other comprehensive loss of associate	(13)
Dividends received to disposition date	(10)
Carrying value at disposition date	638

Proceeds on disposal, net of transaction costs	526
Reclassification of accumulated gain from other comprehensive income related to the sale of an associate	(3)
Loss on sale of investment	109